Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Trade accounts receivable	$ 356,105	$ 155,785
Sales taxes receivable	14,432	39,111
Other receivables		89,617
Total	$ 370,537	$ 284,513